Changes in Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Changes in Accumulated Other Comprehensive Income [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Following is a summary of changes in “Accumulated other comprehensive loss” for the years ended December 31, 2013 and 2012:

	Year Ended December 31, 2013				Year Ended December 31, 2012
	Gains and (Losses) on Cash Flow Hedges	Defined Benefit Pension and Postretirement Plans	Foreign Currency Translation Adjustments	Total	Gains and (Losses) on Cash Flow Hedges	Defined Benefit Pension and Postretirement Plans	Foreign Currency Translation Adjustments	Total
Beginning balance	$(1)	$(219)	$143	$(77)	$(1)	$(112)	$130	$17
Other comprehensive income (loss) before reclassifications, net of tax	—	50	(13)	37	(2)	(107)	13	(96)
Amounts reclassified from Accumulated other comprehensive loss, net of tax	1	18	—	19	2	—	—	2
Net other comprehensive income (loss)	1	68	(13)	56	—	(107)	13	(94)
Ending balance	$—	$(151)	$130	$(21)	$(1)	$(219)	$143	$(77)

	Amount Reclassified From Accumulated Other Comprehensive Loss for the Year Ended December 31:
Amount Reclassified From Accumulated Other Comprehensive Loss	2013	2012	Location of Reclassified Amount in Income
Gains and losses on cash flow hedges:
Interest rate swaps	$—	$2	Interest expense, net
Total before income tax	—	2
Income tax benefit	1	—	Income tax expense (benefit)
Total	$1	$2

Amortization of defined benefit pension and other postretirement benefit items:
Prior service benefit	$(1)	$(6)	(1)
Actuarial losses	21	6	(1)
Total before income tax	20	—
Income tax benefit	(2)	—	Income tax expense (benefit)
Total	18	—
Total	$19	$2